Investments Including Derivatives (Details) ₪ in Millions, $ in Millions	Dec. 31, 2017 ILS (₪)		Dec. 31, 2017 USD ($)	Dec. 31, 2016 ILS (₪)
Current investments
Financial assets held for trading	₪ 494			₪ 685	[1]
Bank deposits	275			546	[1]
Monetary funds and others				9	[1]
Investments	₪ 769	[2]	$ 222	₪ 1,240

[1]	Reclassified
[2]	For information regarding early adoption of IFRS 15, Revenue from Contracts with Customers, see Note 3a.